S000088119 [Member] Expense Example, No Redemption - Morgan Stanley Pathway Large Cap Equity ETF - Morgan Stanley Pathway Large Cap Equity ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 40
Expense Example, No Redemption, 3 Years	178
Expense Example, No Redemption, 5 Years	327
Expense Example, No Redemption, 10 Years	$ 763